Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Joint Arrangements
Schedule of joint operations

		Country of
		Incorporation and
		Principal Place of	Ownership %	Ownership %
Material Joint Operations	Principal Activity	Business	2023	2022
Oil Sands
Operated by Suncor:
Fort Hills Energy Limited Partnership(1)	Oil sands development	Canada	100.00	54.11
Syncrude	Oil sands development	Canada	58.74	58.74
Exploration and Production
Operated by Suncor:
Terra Nova	Oil and gas production	Canada	48.00	48.00
Non-operated:
Buzzard(2)	Oil and gas production	United Kingdom	—	29.89
Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.48-20.00	19.48-20.00
Hebron	Oil and gas production	Canada	21.03	21.03
Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00
North Sea Rosebank Project(2)	Oil and gas production	United Kingdom	—	40.00
White Rose and the White Rose Extensions	Oil and gas production	Canada	38.625-40.00	38.625-40.00

(1)	In the first quarter of 2023, Suncor acquired an additional 14.65% working interest in Fort Hills, bringing the company’s and its affiliate’s total aggregate working interest to 68.76%. In the fourth quarter of 2023, Suncor acquired the remaining 31.23% working interest in Fort Hills, making Suncor the sole owner of Fort Hills.
(2)	In the second quarter of 2023, Suncor completed the sale of its U.K. operations, including its interests in Buzzard and Rosebank.

Schedule of joint ventures and associates

The company does not have any joint ventures or associates that are considered individually material. Summarized aggregate financial information of the joint ventures and associates, which are all included in the company’s Refining and Marketing operations, are shown below:

	Joint ventures		Associates

($ millions)	2023	2022(1)	2023	2022(1)
Net earnings (loss)	27	1	(1)	(1)
Total comprehensive earnings (loss)	27	1	(1)	(1)
Carrying amount as at December 31	149	105	60	63
(1)	Prior period amounts have been restated to align with current period presentation of the financial information of the joint ventures and associates.